Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed maturities, available for sale at amortized cost	$ 24,253	$ 21,820	$ 19,445
Equity securities, available for sale at cost	508	340	233
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ 467	$ 721	$ 472
Common Stock, par value (USD per share)	$ 12.50	$ 12.50	$ 12.50
Common Stock, shares authorized	1,200,000	1,200,000	1,200,000
Common Stock, shares issued	201,000	201,000	201,000
Common Stock, shares outstanding	201,000	201,000	201,000
Deferred policy acquisition costs [Member]
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (385)	$ (525)	$ (336)
Annuity benefits accumulated [Member]
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (111)	$ (112)	$ (70)